EARNINGS PER SHARE - Reconciliation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss)	$ 6,193	$ (13,714)
Net income (loss) attributable to DMSH prior to the Business Combination	0	(1,345)
Net income (loss) attributable to non-controlling interest	3,991	(5,018)
Net income (loss) attributable to Digital Media Solutions, Inc. - basic and diluted	$ 2,202	$ (7,351)
Denominator:
Weighted-average shares outstanding - basic (in shares)	35,249	32,335
Add: dilutive effects of employee equity awards (in shares)	389	0
Weighted-average shares outstanding - diluted (in shares)	35,764	32,335
Net earnings (loss) per common share:
Basic (usd per share)	$ 0.06	$ (0.23)
Diluted (usd per share)	$ 0.06	$ (0.23)
Public Warrant
Denominator:
Add: dilutive effects of warrants (in shares)	126	0